Financial risk review - Schedule of Bank's Liquid Assets by Geographical Location (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Total	$ 1,911	$ 1,918
Cash and due from banks
Disclosure of financial assets [line items]
Total	1,842	1,819
FVOCI
Disclosure of financial assets [line items]
Total	69	99
Total
Disclosure of financial assets [line items]
Total	1,911	1,918
United States of America | Cash and due from banks
Disclosure of financial assets [line items]
Total	1,784	1,650
United States of America | FVOCI
Disclosure of financial assets [line items]
Total	0	0
United States of America | Total
Disclosure of financial assets [line items]
Total	1,784	1,650
Other O.E.C.D countries | Cash and due from banks
Disclosure of financial assets [line items]
Total	3	41
Other O.E.C.D countries | FVOCI
Disclosure of financial assets [line items]
Total	0	0
Other O.E.C.D countries | Total
Disclosure of financial assets [line items]
Total	3	41
Latin America | Cash and due from banks
Disclosure of financial assets [line items]
Total	5	3
Latin America | FVOCI
Disclosure of financial assets [line items]
Total	0	0
Latin America | Total
Disclosure of financial assets [line items]
Total	5	3
Multilateral | Cash and due from banks
Disclosure of financial assets [line items]
Total	50	125
Multilateral | FVOCI
Disclosure of financial assets [line items]
Total	69	99
Multilateral | Total
Disclosure of financial assets [line items]
Total	$ 119	$ 224